Financial instruments - Derivative Financial Instruments (Hedges) Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Hedging assets	$ 33,794	$ 14,124
Hedging liabilities	68,342	83,526
Effect on profit or loss for the period derivative instruments	25,714	(17,761)
Hedging reserve in equity before tax	(19,967)	(46,529)
Debt | Cross currency swap contracts
Financial instruments [Line Items]
Hedging assets	22,481	12,870
Hedging liabilities	62,526	81,854
Effect on profit or loss for the period derivative instruments	(12,939)	(22,455)
Hedging reserve in equity before tax	(27,106)	(46,529)
Debt | Cross currency swap contracts | Short Term
Financial instruments [Line Items]
Hedging assets	7,014	12,625
Hedging liabilities	42,754	8,954
Debt | Cross currency swap contracts | Long Term
Financial instruments [Line Items]
Hedging assets	15,467	245
Hedging liabilities	19,772	72,900
Investment
Financial instruments [Line Items]
Hedging assets	29,620
Hedging liabilities	62,526
Effect on profit or loss for the period derivative instruments	(12,939)
Hedging reserve in equity before tax	(19,967)
Investment | Forward contract
Financial instruments [Line Items]
Hedging assets	7,139	1,254
Hedging liabilities		1,672
Effect on profit or loss for the period derivative instruments		4,694
Hedging reserve in equity before tax	7,139	0
Investment | Forward contract | Short Term
Financial instruments [Line Items]
Hedging assets		1,254
Hedging liabilities		$ 1,672
Investment | Forward contract | Long Term
Financial instruments [Line Items]
Hedging assets	7,139
Hedging reserve in equity before tax	7,139
Investment | Forwards/Options
Financial instruments [Line Items]
Hedging assets	4,174
Hedging liabilities	5,816
Effect on profit or loss for the period derivative instruments	38,653
Hedging reserve in equity before tax	0
Investment | Forwards/Options | Short Term
Financial instruments [Line Items]
Hedging assets	4,174
Hedging liabilities	5,816
Hedging reserve in equity before tax	$ 0